Share capital - Rio Tinto Limited - Additional information (Details) - – Rio Tinto Limited - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Value of shares purchased by employee share ownership trusts	$ 57	$ 44	$ 78
Number of shares held (in shares)	70,976	303,327	794,282